Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Schedule of segment EBITDA

	For the year ended December 31, 2021
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	13,891,375	2,076,658	15,968,033	—	—	15,968,033
Inter-segment revenue	21,670	60,312	81,982	—	(81,982)	—
External expenses	(5,547,518)	(1,441,886)	(6,989,404)	(318,289)	—	(7,307,693)
Inter-segment expenses	(59,878)	(21,224)	(81,102)	—	81,102	—
Segment EBITDA	8,305,649	673,860	8,979,509	(318,289)	(880)	8,660,340

	For the year ended December 31, 2020
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	7,724,264	557,843	8,282,107	—	—	8,282,107
Inter-segment revenue	3,981	9,587	13,568	—	(13,568)	—
External expenses	(3,726,803)	(170,367)	(3,897,170)	(272,412)	—	(4,169,582)
Inter-segment expenses	(10,513)	(539)	(11,052)	—	11,052	—
Segment EBITDA	3,990,929	396,524	4,387,453	(272,412)	(2,516)	4,112,525

	For the year ended December 31, 2019
	Russia	Other	Total
	(hh.ru)	segments	segments	Unallocated	Eliminations	Total
External revenue	7,211,762	576,979	7,788,741	—	—	7,788,741
Inter-segment revenue	252	10,692	10,944	—	(10,944)	—
External expenses	(3,480,172)	(202,636)	(3,682,808)	(94,072)	—	(3,776,880)
Inter-segment expenses	(10,806)	(378)	(11,184)	—	11,184	—
Segment EBITDA	3,721,036	384,657	4,105,693	(94,072)	240	4,011,861

Summary of reconciliation consolidated profit before income tax to Segment EBITDA

	For the year ended December 31,
	2021	2020	2019
Consolidated profit before income tax	6,867,605	2,571,597	2,225,448
Adjusted for:
Depreciation and amortization	1,066,284	750,558	683,317
Net finance costs	416,471	350,216	526,516
Gain on remeasurement of previously held interest in equity accounted investees (Note 8(a))	(223,308)	—	—
Net foreign exchange (gain) /loss	(1,424)	(83,030)	46,508
IPO-related costs	—	—	190,284
SPO-related costs	74,443	122,940	—
Costs related to business combinations	23,083	51,665	—
Insurance cover related to IPO	—	54,772	100,048
LTIPs (Note 20)	516,241	262,646	196,993
Grant of shares to Board of Directors (including social taxes) (Note 29(b))	24,654	23,597	15,025
Share of loss of equity-accounted investees (net of income tax) (Note 16)	17,925	49,181	30,542
One-off litigation settlements and legal costs	—	—	17,734
Other financing and transactional costs	28,044	—	1,541
Income from depositary (Note 24)	(58,226)	(41,617)	(22,095)
Write-off of expired tax risks and related indemnity	(91,452)	—	—
Segment EBITDA (as presented to the CODM)	8,660,340	4,112,525	4,011,861

Summary of reconciliation of consolidated operating costs and expenses (exclusive of depreciation and amortization) to Segment External expenses

	For the year ended December 31,
	2021	2020	2019
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	7,949,215	4,691,300	4,300,263
Adjusted for:
IPO-related costs	—	—	(190,284)
Insurance cover related to IPO	—	(54,772)	(100,048)
SPO-related costs	(74,443)	(122,940)	—
Costs related to business combinations	(23,083)	(51,665)	—
LTIPs (Note 20)	(516,241)	(262,646)	(196,993)
Grant of shares to the Board of Directors (including social taxes) (Note 29(b))	(24,654)	(23,597)	(15,025)
One-off litigation settlements and legal costs	—	—	(17,734)
Other financing and transactional costs	(28,044)	—	(1,541)
Changes in put liability to non-controlling participants in subsidiary	32,467	—	—
Other	(7,524)	(6,098)	(1,758)
Segment External expenses (as presented to the CODM)	7,307,693	4,169,582	3,776,880

Schedule of revenue by geographic location

	For the year ended December 31,
	2021	2020	2019
Russia	14,965,091	7,663,785	7,170,042
All foreign countries, including:	1,002,942	618,322	618,699
Belarus	459,289	301,208	343,964
Kazakhstan	443,557	256,564	232,990
Other countries	100,096	60,550	41,745
	15,968,033	8,282,107	7,788,741